UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5928

Legg Mason Partners Small Cap Core Fund, Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: December 31
Date of reporting period: June 30, 2006

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Legg Mason Partners Small Cap Core Fund, Inc.

SEMI-ANNUAL REPORT

JUNE 30, 2006

LEGG MASON

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Small Cap Core Fund, Inc.
Semi-Annual Report · June 30, 2006

What’s Inside	Letter from the Chairman	I
	Fund at a Glance	1
	Fund Expenses	2
	Schedule of Investments	4
	Statement of Assets and Liabilities	13
	Statement of Operations	14
	Statements of Changes in Net Assets	15
Fund Objective The Fund seeks long-term capital appreciation by investing principally in the stocks of companies with relatively small market capitalizations representing several industries and sectors.	Financial Highlights	16
	Notes to Financial Statements	20

“Smith Barney”, “Salomon Brothers” and “Citi” are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment managers. Legg Mason and its affiliates, as well as the Fund’s investment manager, are not affiliated with Citigroup.

Letter from the Chairman

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

The U.S. economy appeared to be on solid footing during the six-month reporting period. After gross domestic product (“GDP”)i rose 1.7% in the fourth quarter of 2005 — the first quarter in which GDP growth did not surpass 3.0% in nearly three years—the economy rebounded sharply in the first quarter of 2006. During this time, GDP rose 5.6%, its best showing since the third quarter of 2003. Both strong consumer and business spending prompted the economic turnaround. In the second quarter of 2006, GDP growth was a more modest 2.5%, according to the Commerce Department’s initial reading for the period. The decline was largely attributed to lower consumer spending, triggered by higher interest rates and oil prices, as well as a cooling housing market. In addition, business spending fell during the quarter.
     The Federal Reserve Board (“Fed”)ii continued to raise interest rates during the reporting period. Despite the “changing of the guard” from Fed Chairman Alan Greenspan to Ben Bernanke in early 2006, it was “business as usual” for the Fed, as it raised short-term interest rates four times during the period. Since it began its tightening campaign in June 2004, the Fed has increased rates 17 consecutive times, bringing the federal funds rateiii from 1.00% to 5.25% . Coinciding with its latest rate hike in June 2006, the Fed said: “The extent and timing of any additional firm-ing…will depend on the evolution of the outlook for both inflation and economic growth, as implied by incoming information.”
      For the six-month period ended June 30, 2006, the U.S. stock market produced positive returns, with the S&P 500 Indexiv returning 2.71% . While the economy expanded and corporate profits remained strong, the headwinds from steadily rising interest rates, inflationary pressures and the potential for additional Fed rate hikes tempered returns.

Legg Mason Partners Small Cap Core Fund, Inc.       I

     Looking at the market more closely, small-cap stocks outperformed their mid- and large-cap counterparts, with the Russell 2000v, Russell Midcapvi and Russell 1000vii Indexes returning 8.21%, 4.84% and 2.76%, respectively. From an investment style perspective, value stocks significantly outperformed growth stocks, with the Russell 3000 Valueviii and Russell 3000 Growthix Indexes returning 6.90% and -0.32%, respectively, over the reporting period.

Performance Review
For the six months ended June 30, 2006, Class A shares of the Legg Mason Partners Small Cap Core Fund, Inc., excluding sales charges, returned 7.34% . These shares outperformed the Lipper Small-Cap Core Funds Category Average1, which increased 6.85% . The Fund’s unmanaged benchmark, the Russell 2000 Index, returned 8.21% for the same period.

Performance Snapshot as of June 30, 2006 (excluding sales charges) (unaudited)
6 Months
Small Cap Core Fund — Class A Shares	7.34%
Russell 2000 Index	8.21%
Lipper Small-Cap Core Funds Category Average	6.85%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.

Excluding sales charges, Class B shares returned 6.89%, Class C shares returned 6.97% and Class Y shares returned 7.56% over the six months ended June 30, 2006. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Performance figures reflect reimbursements and/or fee waivers, without which the performance would have been lower.

Special Shareholder Notices
As part of the continuing effort to integrate investment products managed by the advisers acquired with Citigroup’s asset management business, Legg Mason, Inc. (“Legg Mason”) has recommended various Fund actions in order to streamline product offerings, standardize share class pricing features, eliminate redundancies and improve efficiencies

1	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2006, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 672 funds in the Fund’s Lipper category, and excluding sales charges.

II       Legg Mason Partners Small Cap Core Fund, Inc.

within the organization. At Board meetings held during June and July 2006, the Fund’s Board reviewed and approved these recommendations, and provided authorization to move ahead with proxy solicitations for those matters needing shareholder approval.
     During the reporting period, management of the Fund was assumed by a team of seasoned investment professionals from Batterymarch Financial Management, Inc. (“Batterymarch”). The Fund’s portfolio managers include Charles Ko, Michael D. Soares, Edward R. Miller, Anthony C. Santosus and Lisa A. Sebesta. Batterymarch is a wholly-owned subsidiary of Legg Mason.
     The Fund was formerly known as Smith Barney Small Cap Core Fund, Inc.

Information About Your Fund
As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s Adviser have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.
     Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

Legg Mason Partners Small Cap Core Fund, Inc.      III

     As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 28, 2006

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, stocks of small-cap companies often experience sharper price fluctuations than stocks of mid- and large-cap companies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

i	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.
v	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

vi	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vii	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

viii	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

IV      Legg Mason Partners Small Cap Core Fund, Inc.

Fund at a Glance (unaudited)

                            Legg Mason Partners Small Cap Core Fund, Inc. 2006 Semi-Annual Report       1

Fund Expenses (unaudited)

Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
     This example is based on an investment of $1,000 invested on January 1, 2006 and held for the six months ended June 30, 2006.

Actual Expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)
	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	7.34%	$1,000.00	$1,073.40	1.19%	$ 6.12
Class B	6.89	1,000.00	1,068.90	2.06	10.57
Class C	6.97	1,000.00	1,069.70	1.96	10.06
Class Y	7.56	1,000.00	1,075.60	0.83	4.27

(1)	For the six months ended June 30, 2006.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2      Legg Mason Partners Small Cap Core Fund, Inc. 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,018.89	1.19%	$ 5.96
Class B	5.00	1,000.00	1,014.58	2.06	10.29
Class C	5.00	1,000.00	1,015.08	1.96	9.79
Class Y	5.00	1,000.00	1,020.68	0.83	4.16

(1)	For the six months ended June 30, 2006.
(2)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365

Legg Mason Partners Small Cap Core Fund, Inc. 2006 Semi-Annual Report       3

Schedule of Investments (June 30, 2006) (unaudited)
LEGG MASON PARTNERS SMALL CAP CORE FUND, INC.
Shares	Security	Value
COMMON STOCKS — 98.4%
CONSUMER DISCRETIONARY — 11.5%
Auto Components — 0.8%
23,283	Aftermarket Technology Corp. *	$578,583
49,589	ArvinMeritor Inc.	852,435
13,000	Drew Industries Inc. *	421,200
	Total Auto Components	1,852,218
Diversified Consumer Services — 1.2%
40,848	Jackson Hewitt Tax Service Inc.	1,280,585
58,354	Sotheby's Holdings Inc., Class A Shares *	1,531,792
	Total Diversified Consumer Services	2,812,377
Hotels, Restaurants & Leisure — 1.5%
52,686	Bluegreen Corp. *	603,782
41,007	Dominos Pizza Inc.	1,014,513
29,052	Jack in the Box Inc. *	1,138,838
14,612	Speedway Motorsports Inc.	551,457
	Total Hotels, Restaurants & Leisure	3,308,590
Household Durables — 0.7%
14,707	Beazer Homes USA Inc.	674,610
40,226	Yankee Candle Co. Inc.	1,006,052
	Total Household Durables	1,680,662
Internet & Catalog Retail — 1.5%
106,116	Insight Enterprises Inc. *	2,021,510
43,477	Priceline.com Inc. *	1,298,223
	Total Internet & Catalog Retail	3,319,733
Media — 0.3%
30,650	KNOLOGY Inc. *	285,045
18,900	LodgeNet Entertainment Corp. *	352,485
	Total Media	637,530
Multiline Retail — 0.3%
22,800	Conn's Inc. *	605,340
Specialty Retail — 4.2%
41,449	Aaron Rents Inc.	1,114,149
102,826	Charming Shoppes Inc. *	1,155,764
25,750	Guess? Inc. *	1,075,063
9,100	Men's Wearhouse Inc.	275,730
28,100	Pantry Inc. *	1,616,874
52,977	Payless ShoeSource Inc. *	1,439,385
43,000	Rent-A-Center Inc. *	1,068,980
See Notes to Financial Statements.

4      Legg Mason Partners Small Cap Core Fund, Inc. 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Shares	Security	Value
Specialty Retail — 4.2% (continued)
42,597	Select Comfort Corp. *	$978,453
19,500	Too Inc. *	748,605
	Total Specialty Retail	9,473,003
Textiles, Apparel & Luxury Goods — 1.0%
20,800	Carter's Inc. *	549,744
19,940	Phillips-Van Heusen Corp.	760,911
69,500	Stride Rite Corp.	916,705
	Total Textiles, Apparel & Luxury Goods	2,227,360
	TOTAL CONSUMER DISCRETIONARY	25,916,813
CONSUMER STAPLES — 1.4%
Food & Staples Retailing — 0.4%
10,400	BJ's Wholesale Club Inc. *	294,840
14,732	Longs Drug Stores Corp.	672,074
	Total Food & Staples Retailing	966,914
Personal Products — 1.0%
33,800	Herbalife Ltd. *	1,348,620
39,000	NBTY Inc. *	932,490
	Total Personal Products	2,281,110
	TOTAL CONSUMER STAPLES	3,248,024
ENERGY — 9.5%
Energy Equipment & Services — 4.8%
71,900	Grey Wolf Inc. *	553,630
50,123	Helix Energy Solutions Group Inc. *	2,022,964
16,333	Lone Star Technologies Inc. *	882,308
37,700	NS Group Inc. *	2,076,516
273,165	Parker Drilling Co. *	1,961,325
69,300	Pioneer Drilling Co. *	1,069,992
42,300	Veritas DGC Inc. *	2,181,834
	Total Energy Equipment & Services	10,748,569
Oil, Gas & Consumable Fuels — 4.7%
24,700	Alon USA Energy Inc.	777,309
39,600	Bois d'Arc Energy Inc. *	652,212
38,294	Frontier Oil Corp.	1,240,726
23,600	Giant Industries Inc. *	1,570,580
35,500	Holly Corp.	1,711,100
32,900	Permian Basin Royalty Trust	508,305
36,573	St. Mary Land & Exploration Co.	1,472,063
18,709	Swift Energy Co. *	803,177
29,100	Trico Marine Services Inc. *	989,400
22,321	W&T Offshore Inc.	868,064
	Total Oil, Gas & Consumable Fuels	10,592,936
	TOTAL ENERGY	21,341,505
See Notes to Financial Statements. Legg Mason Partners Small Cap Core Fund, Inc. 2006 Semi-Annual Report 5

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Shares	Security	Value
FINANCIALS — 22.2%
Capital Markets — 2.0%
31,400	Greenhill & Co. Inc.	$1,907,864
18,567	Investment Technology Group Inc. *	944,318
130,600	Labranche & Co. Inc. *	1,581,566
	Total Capital Markets	4,433,748
Commercial Banks — 4.3%
20,900	Boston Private Financial Holdings Inc.	583,110
51,298	Cardinal Financial Corp.	596,083
20,243	City Holding Co.	731,582
13,100	Credicorp Ltd.	392,476
64,600	First BanCorp. of Puerto Rico	600,780
18,843	First Community Bancorp of California	1,113,244
52,643	Hanmi Financial Corp.	1,023,380
6,300	Intervest Bancshares Corp. *	255,150
11,283	Mercantile Bank Corp.	449,628
50,298	Nara Bancorp Inc.	943,087
26,272	Southwest Bancorp of Oklahoma Inc.	669,936
38,954	Sterling Bancshares of Texas Inc.	730,387
19,870	Umpqua Holdings Corp.	509,666
59,564	Wilshire Bancorp Inc.	1,073,343
	Total Commercial Banks	9,671,852
Consumer Finance — 0.6%
41,477	Cash America International Inc.	1,327,264
Diversified Financial Services — 0.8%
48,300	Lazard Ltd., Class A Shares	1,951,320
Insurance — 3.4%
18,526	American Physicians Capital Inc. *	974,282
4,400	Fairfax Financial Holdings Ltd.	418,132
15,996	FPIC Insurance Group Inc. *	619,845
17,162	Infinity Property & Casualty Corp.	703,642
26,487	LandAmerica Financial Group Inc.	1,711,060
45,594	Ohio Casualty Corp.	1,355,510
29,607	ProAssurance Corp. *	1,426,465
13,276	Stewart Information Services Corp.	482,052
	Total Insurance	7,690,988
Real Estate Investment Trusts (REITs) — 6.7%
79,400	Anthracite Capital Inc.	965,504
31,439	Ashford Hospitality Trust Inc.	396,760
21,400	Cedar Shopping Centers Inc.	315,008
32,600	DiamondRock Hospitality Co.	482,806
47,297	Digital Realty Trust Inc.	1,167,763
84,904	Equity Inns Inc.	1,406,010
18,100	Hersha Hospitality Trust	168,149
35,900	Home Properties Inc.	1,992,809
See Notes to Financial Statements.

6      Legg Mason Partners Small Cap Core Fund, Inc. 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Shares	Security	Value
Real Estate Investment Trusts (REITs) — 6.7% (continued)
21,770	Jones Lang LaSalle Inc.	$1,905,963
50,000	KKR Financial Corp.	1,040,500
29,845	LaSalle Hotel Properties	1,381,824
31,887	National Retail Properties Inc.	636,146
18,400	Newcastle Investment Corp.	465,888
41,200	Strategic Hotels & Resorts Inc.	854,488
37,081	Sunstone Hotel Investors Inc.	1,077,574
15,872	Tanger Factory Outlet Centers Inc.	513,777
24,200	Winston Hotels, Inc.	296,450
	Total Real Estate Investment Trusts (REITs)	15,067,419
Real Estate Management & Development — 0.7%
46,390	Trammell Crow Co. *	1,631,536
Thrifts & Mortgage Finance — 3.7%
47,400	BankUnited Financial Corp., Class A Shares	1,446,648
43,874	Corus Bankshares Inc.	1,148,621
25,100	Downey Financial Corp.	1,703,035
42,450	FirstFed Financial Corp. *	2,448,092
26,310	TierOne Corp.	888,489
11,972	WSFS Financial Corp.	735,679
	Total Thrifts & Mortgage Finance	8,370,564
	TOTAL FINANCIALS	50,144,691
HEALTH CARE — 9.5%
Biotechnology — 1.6%
97,481	Isis Pharmaceuticals Inc. *	589,760
50,443	Luminex Corp. *	877,204
20,900	Myogen Inc. *	606,100
56,770	Tanox Inc. *	785,129
14,042	Techne Corp. *	715,019
	Total Biotechnology	3,573,212
Health Care Equipment & Supplies — 3.5%
66,100	Candela Corp. *	1,048,346
122,400	LifeCell Corp. *	3,784,608
47,110	Molecular Devices Corp. *	1,439,682
64,221	Viasys Healthcare Inc. *	1,644,057
	Total Health Care Equipment & Supplies	7,916,693
Health Care Providers & Services — 2.1%
20,396	Amedisys Inc. *	773,008
34,400	AMN Healthcare Services Inc. *	698,320
10,600	Owens & Minor Inc.	303,160
7,400	Pediatrix Medical Group Inc. *	335,220
48,866	Res-Care Inc. *	977,320
2,700	Sierra Health Services Inc. *	121,581
33,800	WellCare Health Plans Inc. *	1,657,890
	Total Health Care Providers & Services	4,866,499
See Notes to Financial Statements. Legg Mason Partners Small Cap Core Fund, Inc. 2006 Semi-Annual Report 7

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Shares	Security	Value
Pharmaceuticals — 2.3%
25,000	Adolor Corp. *	$625,250
57,076	Alpharma Inc., Class A Shares	1,372,107
59,900	K-V Pharmaceutical Co., Class A Shares *	1,117,734
87,778	Sciele Pharma Inc. *	2,035,572
	Total Pharmaceuticals	5,150,663
	TOTAL HEALTH CARE	21,507,067
INDUSTRIALS — 16.0%
Aerospace & Defense — 1.1%
34,674	Armor Holdings Inc. *	1,901,175
12,400	Ceradyne Inc. *	613,676
	Total Aerospace & Defense	2,514,851
Air Freight & Logistics — 1.1%
29,799	EGL Inc. *	1,495,910
31,600	Pacer International Inc.	1,029,528
	Total Air Freight & Logistics	2,525,438
Airlines — 1.1%
29,500	Continental Airlines Inc., Class B Shares *	879,100
63,422	SkyWest Inc.	1,572,866
	Total Airlines	2,451,966
Building Products — 0.6%
16,900	Insteel Industries Inc.	408,980
28,400	Lamson & Sessions Co. *	805,424
	Total Building Products	1,214,404
Commercial Services & Supplies — 3.1%
10,200	Administaff, Inc.	365,262
13,000	American Ecology Corp.	344,500
12,000	Consolidated Graphics Inc. *	624,720
31,000	Herman Miller Inc.	798,870
13,300	ICT Group Inc. *	326,249
78,700	IKON Office Solutions Inc.	991,620
39,157	John H. Harland Co.	1,703,330
38,343	Kforce Inc. *	593,933
85,560	Sirva Inc. *	553,573
44,100	Steelcase Inc., Class A Shares	725,445
	Total Commercial Services & Supplies	7,027,502
Construction & Engineering — 0.5%
83,700	Comfort Systems USA Inc.	1,196,073
Electrical Equipment — 2.5%
25,600	AO Smith Corp.	1,186,816
34,300	General Cable Corp. *	1,200,500
15,087	Genlyte Group Inc. *	1,092,752
See Notes to Financial Statements.

8      Legg Mason Partners Small Cap Core Fund, Inc. 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Shares	Security	Value
Electrical Equipment — 2.5% (continued)
33,800	Metrologic Instruments Inc. *	$507,338
36,709	Regal-Beloit Corp.	1,620,702
	Total Electrical Equipment	5,608,108
Machinery — 3.9%
37,500	EnPro Industries Inc. *	1,260,000
10,400	Freightcar America Inc.	577,304
23,666	Gardner Denver Inc. *	911,141
12,400	Gehl Co. *	316,572
9,211	H&E Equipment Services Inc. *	271,264
14,900	JLG Industries Inc.	335,250
29,187	Lincoln Electric Holdings Inc.	1,828,566
38,948	Trinity Industries Inc.	1,573,479
43,438	Wabtec Corp.	1,624,581
	Total Machinery	8,698,157
Road & Rail — 1.3%
38,550	Arkansas Best Corp.	1,935,595
43,674	Marten Transport Ltd. *	949,473
	Total Road & Rail	2,885,068
Trading Companies & Distributors — 0.8%
15,333	Beacon Roofing Supply, Inc. *	337,479
93,500	BlueLinx Holdings Inc.	1,218,305
16,300	Rush Enterprises Inc. *	296,171
	Total Trading Companies & Distributors	1,851,955
	TOTAL INDUSTRIALS	35,973,522
INFORMATION TECHNOLOGY — 17.7%
Communications Equipment — 2.3%
46,197	ADTRAN Inc.	1,036,199
45,965	Arris Group Inc. *	603,061
59,194	Avocent Corp. *	1,553,842
56,610	CommScope Inc. *	1,778,686
28,400	Radyne Corp. *	323,192
	Total Communications Equipment	5,294,980
Computers & Peripherals — 2.1%
202,800	Adaptec Inc. *	880,152
26,521	Imation Corp.	1,088,687
28,700	Intergraph Corp. *	903,763
25,100	Komag Inc. *	1,159,118
183,526	Mcdata Corp., Class A Shares *	748,786
	Total Computers & Peripherals	4,780,506
See Notes to Financial Statements. Legg Mason Partners Small Cap Core Fund, Inc. 2006 Semi-Annual Report 9

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Shares	Security	Value
Electronic Equipment & Instruments — 4.2%
91,880	Aeroflex Inc. *	$1,072,240
6,100	Anixter International Inc.	289,506
10,300	Avnet Inc. *	206,206
72,400	AVX Corp.	1,143,196
33,100	Nam Tai Electronics Inc.	740,447
13,700	Orbotech Ltd. *	314,141
44,559	Plexus Corp. *	1,524,363
311,000	Sanmina-SCI Corp. *	1,430,600
72,700	TTM Technologies Inc. *	1,051,969
60,100	Xyratex Ltd. *	1,589,645
	Total Electronic Equipment & Instruments	9,362,313
Internet Software & Services — 1.6%
18,800	CryptoLogic Inc.	455,336
42,332	Digitas Inc. *	491,898
105,900	RealNetworks Inc. *	1,133,130
75,377	SonicWALL Inc. *	677,639
79,290	United Online Inc.	951,480
	Total Internet Software & Services	3,709,483
IT Services — 0.8%
76,955	CSG Systems International Inc. *	1,903,867
Semiconductors & Semiconductor Equipment — 5.4%
92,300	Amkor Technology Inc. *	873,158
300,900	Atmel Corp. *	1,669,995
166,600	Cirrus Logic Inc. *	1,356,124
16,600	Cymer Inc. *	771,236
108,900	Kulicke & Soffa Industries, Inc. *	806,949
42,900	OmniVision Technologies Inc. *	906,048
302,900	ON Semiconductor Corp. *	1,781,052
299,900	TriQuint Semiconductor Inc. *	1,337,554
105,173	Zoran Corp. *	2,559,911
	Total Semiconductors & Semiconductor Equipment	12,062,027
Software — 1.3%
39,731	Hyperion Solutions Corp. *	1,096,575
69,000	Informatica Corp. *	908,040
981,378	Storagenetworks Inc. (a)*	1
19,439	Transaction Systems Architects Inc., Class A Shares *	810,412
	Total Software	2,815,028
	TOTAL INFORMATION TECHNOLOGY	39,928,204
MATERIALS — 8.1%
Chemicals — 2.7%
7,273	FMC Corp.	468,308
37,435	H.B. Fuller Co.	1,631,043
89,700	Hercules Inc. *	1,368,822
See Notes to Financial Statements.

10      Legg Mason Partners Small Cap Core Fund, Inc. 2006 Semi-Annual Report

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Shares	Security	Value
Chemicals — 2.7% (continued)
23,600	Koppers Holdings Inc.	$471,764
42,800	Rockwood Holdings Inc. *	984,828
54,500	Spartech Corp.	1,231,700
	Total Chemicals	6,156,465
Construction Materials — 0.6%
29,220	Eagle Materials Inc.	1,387,950
Containers & Packaging — 1.0%
20,800	Greif Inc., Class A Shares	1,559,168
18,300	Silgan Holdings Inc.	677,283
	Total Containers & Packaging	2,236,451
Metals & Mining — 3.8%
70,276	Commercial Metals Co.	1,806,093
9,600	Gibraltar Industries Inc.	278,400
378,300	Northgate Minerals Corp. *	1,392,144
10,100	Novamerican Steel Inc. *	408,747
7,786	Quanex Corp.	335,343
19,521	Reliance Steel & Aluminum Co.	1,619,267
67,300	Ryerson Tull Inc.	1,817,100
14,102	Steel Dynamics Inc.	927,066
	Total Metals & Mining	8,584,160
	TOTAL MATERIALS	18,365,026
TELECOMMUNICATION SERVICES — 1.0%
Diversified Telecommunication Services — 1.0%
107,400	Cincinnati Bell Inc. *	440,340
12,900	CT Communications Inc.	295,023
35,400	Iowa Telecommunications Services, Inc.	669,768
50,042	Time Warner Telecom Inc., Class A Shares *	743,124
	TOTAL TELECOMMUNICATION SERVICES	2,148,255
UTILITIES — 1.5%
Electric Utilities — 0.7%
33,564	Otter Tail Corp.	917,304
39,349	Sierra Pacific Resources *	550,886
	Total Electric Utilities	1,468,190
Gas Utilities — 0.6%
35,625	Energen Corp.	1,368,356
Multi-Utilities — 0.2%
22,700	Avista Corp.	518,241
	TOTAL UTILITIES	3,354,787
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $193,156,279)	221,927,894
See Notes to Financial Statements. Legg Mason Partners Small Cap Core Fund, Inc. 2006 Semi-Annual Report 11

Schedule of Investments (June 30, 2006) (unaudited) (continued)
Face Amount	Security	Value
SHORT-TERM INVESTMENT — 1.4%
Repurchase Agreement — 1.4%
$3,179,000	Interest in $331,346,000 joint tri-party repurchase agreement
	dated 6/30/06 with Greenwich Capital Markets Inc.,
	5.200% due 7/3/06; Proceeds at maturity — $3,180,378;
	(Fully collateralized by various U.S. government agency obligations,
	0.000% to 6.331% due 9/1/24 to 5/1/38; Market value — $3,242,589)
	(Cost — $3,179,000)	$3,179,000
	TOTAL INVESTMENTS — 99.8% (Cost — $196,335,279#)	225,106,894
	Other Assets in Excess of Liabilities — 0.2%	390,697
	TOTAL NET ASSETS — 100.0%	$225,497,591

*	Non-income producing security.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

12      Legg Mason Partners Small Cap Core Fund, Inc. 2006 Semi-Annual Report

Statement of Assets and Liabilities (June 30, 2006) (unaudited)
ASSETS:
Investments, at value (Cost — $196,335,279)	$225,106,894
Cash	317
Receivable for securities sold	2,094,635
Dividends and interest receivable	190,028
Receivable for Fund shares sold	34,214
Prepaid expenses	39,191
Total Assets	227,465,279
LIABILITIES:
Payable for securities purchased	1,685,765
Investment management fee payable	92,773
Administration fee payable	42,922
Payable for Fund shares repurchased	28,829
Distribution fees payable	15,600
Deferred compensation payable	9,838
Directors’ fees payable	105
Accrued expenses	91,856
Total Liabilities	1,967,688
Total Net Assets	$225,497,591
NET ASSETS:
Par value (Note 6)	$14,905
Paid-in capital in excess of par value	176,652,195
Accumulated net investment loss	(252,364)
Accumulated net realized gain on investments and futures contracts	20,311,240
Net unrealized appreciation on investments	28,771,615
Total Net Assets	$225,497,591
Shares Outstanding:
Class A	2,549,649
Class B	904,137
Class C	1,326,779
Class Y	10,124,601
Net Asset Value:
Class A (and redemption price)	$14.93
Class B *	$13.53
Class C *	$13.54
Class Y (and redemption price)	$15.53
Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 5.00%)	$15.72

*	Redemption price is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements. Legg Mason Partners Small Cap Core Fund, Inc. 2006 Semi-Annual Report 13

Statement of Operations (For the six months ended June 30, 2006) (unaudited)
INVESTMENT INCOME:
Dividends	$828,563
Interest	79,038
Less: Foreign taxes withheld	(1,165)
Total Investment Income	906,436
EXPENSES:
Investment management fee (Note 2)	738,283
Distribution fees (Note 4)	209,839
Administration fees (Note 2)	113,582
Transfer agent fees (Note 4)	36,008
Legal fees	32,484
Shareholder reports (Note 4)	29,405
Registration fees	26,394
Audit and tax	12,240
Directors’ fees	9,514
Insurance	4,057
Custody fees	3,574
Miscellaneous expenses	2,708
Total Expenses	1,218,088
Less: Fee waivers and/or expense reimbursements (Notes 2 and 7)	(18,527)
Net Expenses	1,199,561
Net Investment Loss	(293,125)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FUTURES CONTRACTS (NOTES 1 AND 3):
Net Realized Gain From:
Investment transactions	20,531,259
Futures contracts	101,420
Net Realized Gain	20,632,679
Change in Net Unrealized Appreciation/Depreciation From:
Investments	(4,579,313)
Futures contracts	40,915
Change in Net Unrealized Appreciation/Depreciation	(4,538,398)
Net Gain on Investments and Futures Contracts	16,094,281
Increase in Net Assets From Operations	$15,801,156
See Notes to Financial Statements.

14      Legg Mason Partners Small Cap Core Fund, Inc. 2006 Semi-Annual Report

Statements of Changes in Net Assets
For the six months ended June 30, 2006 (unaudited)
and the year ended December 31, 2005
	2006	2005
OPERATIONS:
Net investment loss	$(293,125)	$(251,380)
Net realized gain	20,632,679	77,428,815
Change in net unrealized appreciation/depreciation	(4,538,398)	(73,264,979)
Increase in Net Assets From Operations	15,801,156	3,912,456
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTES 1 AND 5):
Net realized gains	(4,573,917)	(38,634,368)
Decrease in Net Assets From Distributions to Shareholders	(4,573,917)	(38,634,368)
FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	12,849,116	52,927,618
Reinvestment of distributions	1,365,453	11,626,681
Cost of shares repurchased	(14,376,907)	(253,878,117)
Decrease in Net Assets From Fund Share Transactions	(162,338)	(189,323,818)
Increase (Decrease) in Net Assets	11,064,901	(224,045,730)
NET ASSETS:
Beginning of period	214,432,690	438,478,420
End of period*	$225,497,591	$214,432,690
* Includes accumulated net investment loss and undistributed
net investment income, respectively, of:	$(252,364)	$40,761
See Notes to Financial Statements.
Legg Mason Partners Small Cap Core Fund, Inc. 2006 Semi-Annual Report 15

Financial Highlights
For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares(1)	2006(2)		2005	2004		2003	2002	2001
Net Asset Value,
Beginning of Period	$14.21		$16.45	$14.29		$10.22	$12.80	$12.91
Income (Loss) From Operations:
Net investment loss	(0.03)		(0.05)	(0.04)		(0.00) (3)	(0.02)	(0.01)
Net realized and
unrealized gain (loss)	1.06		0.65	2.46		4.07	(2.56)	(0.10)
Total Income (Loss) From Operations	1.03		0.60	2.42		4.07	(2.58)	(0.11)
Less Distributions From:
Net realized gains	(0.31)		(2.84)	(0.26)		—	—	—
Total Distributions	(0.31)		(2.84)	(0.26)		—	—	—
Net Asset Value, End of Period	$14.93		$14.21	$16.45		$14.29	$10.22	$12.80
Total Return(4)	7.34%		3.27%	16.94%		39.82%	(20.16)%	(0.85)%
Net Assets,
End of Period (000s)	$38,073		$36,173	$38,216		$40,198	$27,281	$33,576
Ratios to Average Net Assets:
Gross expenses	1.24	%(5)	1.32%	1.28%		1.13%	1.26%	1.23%
Net expenses	1.19	(5)(6)	1.27 (7)	1.28	(7)(8)	1.13	1.26	1.23
Net investment loss	(0.40	)(5)	(0.29)	(0.27)		(0.01)	(0.17)	(0.08)
Portfolio Turnover Rate	74%		86%	84%		119%	83%	87%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2006 (unaudited).
(3)	Amount represents less than $0.01 per share.
(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	The distributor reimbursed a portion of its distribution fees.
(8)	The administrator waived a portion of its administration fees.

See Notes to Financial Statements.

16      Legg Mason Partners Small Cap Core Fund, Inc. 2006 Semi-Annual Report

Financial Highlights (continued)
For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class B Shares(1)	2006(2)		2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$12.96		$15.36	$13.45	$9.71	$12.26	$12.45
Income (Loss) From Operations:
Net investment loss	(0.09)		(0.17)	(0.14)	(0.10)	(0.10)	(0.10)
Net realized and
unrealized gain (loss)	0.97		0.61	2.31	3.84	(2.45)	(0.09)
Total Income (Loss) From Operations	0.88		0.44	2.17	3.74	(2.55)	(0.19)
Less Distributions From:
Net realized gains	(0.31)		(2.84)	(0.26)	—	—	—
Total Distributions	(0.31)		(2.84)	(0.26)	—	—	—
Net Asset Value, End of Period	$13.53		$12.96	$15.36	$13.45	$9.71	$12.26
Total Return(3)	6.89%		2.45%	16.14%	38.52%	(20.80)%	(1.53)%
Net Assets,
End of Period (000s)	$12,231		$14,735	$20,845	$21,613	$17,627	$24,557
Ratios to Average Net Assets:
Gross expenses	2.10	%(4)	2.09%	2.00%	2.02%	2.00%	1.97%
Net expenses	2.06	(4)(5)	2.09	2.00 (6)	2.02	2.00	1.97
Net investment loss	(1.27	)(4)	(1.12)	(0.99)	(0.90)	(0.93)	(0.82)
Portfolio Turnover Rate	74%		86%	84%	119%	83%	87%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2006 (unaudited).
(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.
(6)	The administrator waived a portion of its administration fees.

See Notes to Financial Statements. Legg Mason Partners Small Cap Core Fund, Inc. 2006 Semi-Annual Report 17

Financial Highlights (continued)
For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares(1)	2006(2)		2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$12.96		$15.36	$13.46	$9.71	$12.26	$12.45
Income (Loss) From Operations:
Net investment loss	(0.08)		(0.16)	(0.14)	(0.10)	(0.10)	(0.10)
Net realized and
unrealized gain (loss)	0.97		0.60	2.30	3.85	(2.45)	(0.09)
Total Income (Loss) From Operations	0.89		0.44	2.16	3.75	(2.55)	(0.19)
Less Distributions From:
Net realized gains	(0.31)		(2.84)	(0.26)	—	—	—
Total Distributions	(0.31)		(2.84)	(0.26)	—	—	—
Net Asset Value, End of Period	$13.54		$12.96	$15.36	$13.46	$9.71	$12.26
Total Return(3)	6.97%		2.44%	16.05%	38.62%	(20.80)%	(1.53)%
Net Assets,
End of Period (000s)	$17,966		$17,944	$21,577	$20,285	$14,419	$18,108
Ratios to Average Net Assets:
Gross expenses	2.01	%(4)	2.09%	2.00%	2.03%	1.99%	1.98%
Net expenses	1.96	(4)(5)	2.09	2.00 (6)	2.03	1.99	1.98
Net investment loss	(1.17	)(4)	(1.11)	(0.99)	(0.91)	(0.91)	(0.82)
Portfolio Turnover Rate	74%		86%	84%	119%	83%	87%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2006 (unaudited).
(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.
(6)	The administrator waived a portion of its administration fees.

See Notes to Financial Statements.

18      Legg Mason Partners Small Cap Core Fund, Inc. 2006 Semi-Annual Report

Financial Highlights (continued)
For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class Y Shares(1)	2006(2)		2005	2004	2003	2002		2001
Net Asset Value,
Beginning of Period	$14.74		$16.88	$14.59	$10.42	$13.00		$13.07
Income (Loss) From Operations:
Net investment income (loss)	(0.00	)(3)	0.02	0.03	0.04	0.03		0.04
Net realized and
unrealized gain (loss)	1.10		0.68	2.52	4.15	(2.60)		(0.09)
Total Income (Loss) From Operations	1.10		0.70	2.55	4.19	(2.57)		(0.05)
Less Distributions From:
Net investment income	—		—	—	(0.02)	(0.00	)(3)	(0.01)
Net realized gains	(0.31)		(2.84)	(0.26)	—	—		—
Return of capital	—		—	—	—	(0.01)		(0.01)
Total Distributions	(0.31)		(2.84)	(0.26)	(0.02)	(0.01)		(0.02)
Net Asset Value, End of Period	$15.53		$14.74	$16.88	$14.59	$10.42		$13.00
Total Return(4)	7.56%		3.79%	17.48%	40.21%	(19.77)%		(0.37)%
Net Assets,
End of Period (000s)	$157,228		$145,581	$357,840	$409,525	$258,539		$295,812
Ratios to Average Net Assets:
Gross expenses	0.83	%(5)	0.82%	0.79%	0.80%	0.80%		0.80%
Net expenses	0.83	(5)(6)	0.82	0.78 (7)	0.80	0.80		0.80
Net investment income (loss)	(0.03	)(5)	0.11	0.22	0.32	0.29		0.36
Portfolio Turnover Rate	74%		86%	84%	119%	83%		87%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2006 (unaudited).
(3)	Amount represents less than $0.01 per share.
(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	The administrator waived a portion of its administration fees.

See Notes to Financial Statements. Legg Mason Partners Small Cap Core Fund, Inc. 2006 Semi-Annual Report 19

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies
Legg Mason Partners Small Cap Core Fund, Inc. (formerly known as Smith Barney Small Cap Core Fund, Inc) (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.
     The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.
     (a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
     (b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
     (c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices or as a substitute for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

20     Legg Mason Partners Small Cap Core Fund, Inc. 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

     The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
     (d) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.
     (e) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
     (f ) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.
     (g) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
     (h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. During the current period, Undistributed Realized Gains and Cost of Investments have each been reduced by $54,401 as a result of capital distributions paid by REITs. These adjustments have no effect on net assets or net asset values per share.

2. Investment Management Agreement and Other Transactions with Affiliates
TIMCO Asset Management, Inc. (“TIMCO”) an indirect wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”), serves as the investment manager of the Fund. Under the investment management agreement, the Fund pays TIMCO an investment management fee calculated at an annual rate of 0.65% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

Legg Mason Partners Small Cap Core Fund, Inc. 2006 Semi-Annual Report      21

Notes to Financial Statements (unaudited) (continued)

     During the six months ended June 30, 2006, TIMCO waived a portion of its fee in the amount of $4,751. In addition, during the six months ended June 30, 2006 the Fund was reimbursed for expenses in the amount of $13,776.
     Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason, serves as the Fund’s administrator. As compensation for its services, the Fund pays SBFM an administration fee calculated at the annual rate of 0.10% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.
     Citigroup Global Markets Inc. (“CGM”), and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serve as co-distributors of the Fund.
     There is a maximum initial sales charge of 5.00% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.
     For the six months ended June 30, 2006, LMIS and its affiliates did not receive sales charges from the Fund’s Class A shares. In addition, for the six months ended June 30, 2006, there were no CDSCs paid to LMIS and its affiliates.
     The Fund has adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows non-interested directors (“Directors”) to defer the receipt of all or a portion of the directors’ fees earned until a later date specified by the Directors. The deferred fees earn a return based on notional investments selected by the Directors. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Directors’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. Effective January 1, 2006, the Board of Directors voted to discontinue offering the Plan to its members. This change will have no effect on fees previously deferred. As of June 30, 2006, the Fund had accrued $9,838 as deferred compensation payable.
     Certain officers and one Director of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

22      Legg Mason Partners Small Cap Core Fund, Inc. 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

3. Investments
During the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$167,718,862
Sales	173,063,830

     At June 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$38,549,216
Gross unrealized depreciation	(9,777,601)
Net unrealized appreciation	$28,771,615

4. Class Specific Expenses
The Fund has adopted a Rule 12b-1distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.
      For the six months ended June 30, 2006, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class A	$ 48,173	$20,292	$ 9,856
Class B	68,698	8,397	9,995
Class C	92,968	7,180	9,241
Class Y	—	139	313
Total	$209,839	$36,008	$29,405

LMIS, CGM and its affiliates have agreed to reimburse the Fund for any amount which exceeds the payments made by the Fund with respect to the distribution plan for Class A shares over the cumulative unreimbursed amounts spent by LMIS, CGM and its affiliates in performing their services under the distribution plan. During the six months ended June 30, 2006, no reimbursement was required.

Legg Mason Partners Small Cap Core Fund, Inc. 2006 Semi-Annual Report      23

Notes to Financial Statements (unaudited) (continued)

5. Distributions to Shareholders by Class

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Net Realized Gains
Class A	$ 773,341	$ 6,236,828
Class B	273,962	2,780,646
Class C	401,109	3,385,090
Class Y	3,125,505	26,231,804
Total	$4,573,917	$38,634,368

6. Capital Shares
At June 30, 2006, the Fund had 400 million shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
     Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2006		Year Ended December 31, 2005
	Shares	Amount	Shares	Amount
Class A
Shares sold	325,937	$5,079,529	349,715	$5,674,050
Shares issued on reinvestment	50,881	724,557	394,119	5,791,973
Shares repurchased	(372,919)	(5,658,103)	(521,644)	(8,338,279)
Net Increase	3,899	$145,983	222,190	$3,127,744
Class B
Shares sold	17,308	$241,286	51,603	$759,765
Shares issued on reinvestment	20,263	261,601	195,865	2,631,669
Shares repurchased	(270,728)	(3,783,318)	(467,421)	(7,029,564)
Net Decrease	(233,157)	$(3,280,431)	(219,953)	$(3,638,130)
Class C
Shares sold	49,762	$692,343	77,731	$1,157,940
Shares issued on reinvestment	29,357	379,295	238,415	3,203,039
Shares repurchased	(136,661)	(1,918,038)	(336,354)	(4,945,836)
Net Decrease	(57,542)	$(846,400)	(20,208)	$(584,857)
Class Y
Shares sold	431,836	$6,835,958	2,825,391	$45,335,863
Shares repurchased	(185,311)	(3,017,448)	(14,141,314)	(233,564,438)
Net Increase (Decrease)	246,525	$3,818,510	(11,315,923)	$(188,228,575)

24      Legg Mason Partners Small Cap Core Fund, Inc. 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

7. Regulatory Matters
On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).
     The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.
     The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.
     The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been

Legg Mason Partners Small Cap Core Fund, Inc. 2006 Semi-Annual Report      25

Notes to Financial Statements (unaudited) (continued)

required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.
     Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Funds.
     On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

8. Legal Matters
Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 7. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.
     On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.
     As of the date of this report, SBFM believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of SBFM and its affiliates to continue to render services to the Funds under their respective contracts.

*       *        *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the

26      Legg Mason Partners Small Cap Core Fund, Inc. 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.
     On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including Legg Mason Partners Small Cap Core Fund, Inc.) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the Investment Company Act, which the court granted plaintiffs leave to repeal as a derivative claim.

9. Other Matters
On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.
     Although there can be no assurance, SBFM believes that this matter is not likely to have a material adverse effect on the Fund.

10. Subsequent Events
The Fund’s Board has approved certain share class modifications which, among other things, will standardize share class features for all funds in the fund complex. The features standardized include such things as sales loads, distribution charges and other costs. These modifications are expected to be implemented during the fourth quarter of 2006.
     The Fund’s Board has also approved a number of other initiatives designed to streamline and restructure the fund complex, and has authorized seeking shareholder approval for those initiatives where shareholder approval is required. As a result, Fund shareholders will be asked to elect a new Board, approve matters that will result in the Fund being grouped for organizational and governance purposes with other funds in the fund complex, and domicile the Fund as a Maryland business trust, with all funds operating under uniform charter documents. Fund shareholders also will be asked to approve investment matters, including standardized fundamental investment policies.

Legg Mason Partners Small Cap Core Fund, Inc. 2006 Semi-Annual Report      27

Notes to Financial Statements (unaudited) (continued)

     Proxy materials describing these matters are expected to be sent to shareholders later in 2006. If shareholder approval is obtained, these matters generally are expected to be implemented during the first quarter of 2007.

11. Recent Accounting Pronouncement
During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109 by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be January 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that FIN 48 will have on the financial statements.

28      Legg Mason Partners Small Cap Core Fund, Inc. 2006 Semi-Annual Report

Legg Mason Partners Small Cap Core Fund, Inc.
DIRECTORS	TRANSFER AGENT
Lee Abraham	PFPC Inc.
Jane F. Dasher	4400 Computer Drive
Donald R. Foley	Westborough, Massachusetts 01581
R. Jay Gerken, CFA
Chairman	INDEPENDENT
Richard E. Hanson, Jr.	REGISTERED PUBLIC
Paul Hardin	ACCOUNTING FIRM
Roderick C. Rasmussen	KPMG LLP
John P. Toolan	345 Park Avenue
New York, New York 10154
INVESTMENT ADVISER
TIMCO Asset Management, Inc.

DISTRIBUTORS
Citigroup Global Markets Inc.
Legg Mason Investor Services, LLC

CUSTODIAN
State Street Bank and
Trust Company

This report is submitted for the general information of the shareholders of Legg Mason Partners Small Cap Core Fund, Inc., but it may also be used as sales literature when preceded or accompanied by the current prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2006 Legg Mason Investor
Services, LLC
Member NASD, SIPC
FD02361 8/06          SR06-111

Legg Mason Partners
Small Cap Core Fund, Inc.

LEGG MASON PARTNERS SMALL CAP CORE FUND, INC.
Legg Mason Partners Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and
Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at
www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the
Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30 of each year,and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov. Proxy voting reports for the period ended June 30, 2005 will continue to be listed under the Fund’s former Smith Barney Small Cap Core
Fund, Inc. name.

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) Not applicable.

(b) Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002
Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Small Cap Core Fund, Inc.

By:	/s/ R. Jay Gerken (R. Jay Gerken) Chief Executive Officer of Legg Mason Partners Small Cap Core Fund, Inc.

Date: September 7, 2006

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken (R. Jay Gerken) Chief Executive Officer of Legg Mason Partners Small Cap Core Fund, Inc.

Date: September 7, 2006

By:	/s/ Robert J. Brault (Robert J. Brault) Chief Financial Officer of Legg Mason Partners Small Cap Core Fund, Inc.

Date: September 7, 2006